Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Statement of comprehensive income [abstract]
Net income	$ 5,131	$ 3,582
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	184	788
Provision for credit losses recognized in income	(2)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(61)	(49)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	121	739
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	3,634	(2,151)
Net foreign currency translation gains (losses) from hedging activities	(1,671)	922
Reclassification of losses (gains) on net investment hedging activities to income		1
Foreign currency translation adjustments	1,963	(1,228)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	668	(602)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(159)	(181)
Net change in cash flow hedges	509	(783)
Items that will not be reclassified subsequently to income:
Remeasurement gains (losses) on employee benefit plans (Note 8)	38	42
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss	(508)	(701)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	14	55
Total items that will not be reclassified subsequently to income	(456)	(604)
Total other comprehensive income (loss), net of taxes	2,137	(1,876)
Total comprehensive income (loss)	7,268	1,706
Total comprehensive income attributable to:
Shareholders	7,261	1,707
Non-controlling interests	7	(1)
Total comprehensive income (loss)	7,268	1,706
Income taxes on other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	121	303
Provision for credit losses recognized in income
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(18)	(16)
Unrealized foreign currency translation gains (losses)	19	(17)
Net foreign currency translation gains (losses) from hedging activities	(620)	340
Reclassification of losses (gains) on net investment hedging activities to income
Net gains (losses) on derivatives designated as cash flow hedges	264	(262)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(60)	(68)
Remeasurement gains (losses) on employee benefit plans	14	22
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss	(194)	(271)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	4	20
Total income tax expenses (recoveries)	$ (470)	$ 51